Segment and Geographical Area Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Long-lived Assets by Geographical Area
The table below summarizes the Company’s long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

	March 31, 2024	December 31, 2023
United States	$18,072	$18,883
Europe	1,675	1,783

Total	$19,747	$20,666

The table below summarizes the Company's long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

Year ended December 31,	Year ended December 31, 2023	Year ended December 31, 2022
United States	$18,883	$22,039
Europe	1,783	1,696

Total	$20,666	$23,735